SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Net operating losses	$ 325,000
Valuation allowance	(325,000)
Deferred tax assets, net of allowance